Financial instruments - Contractual Maturities (Details) - CAD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 1,108,895	$ 1,134,802
Accrued compensation	642,897	602,245
Borrowings	2,331,207	1,800,893
Clients’ funds obligations	366,796	328,324
Financial liabilities	4,473,019	3,983,436
Accounts payable and accrued liabilities, contractual cash flows	1,108,895	1,134,802
Accrued compensation, contractual cash flows	642,897	602,245
Clients' funds obligations, contractual cash flows	366,796	328,324
Financial liabilities, contractual cash flows	4,687,953	4,135,275
Senior U.S. and euro unsecured notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	1,256,554	1,517,334
Borrowings, contractual cash flows	1,425,138	1,753,402
Unsecured committed revolving credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	334,370	194,795
Borrowings, contractual cash flows	378,298	222,331
Unsecured committed term loan credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	661,939
Borrowings, contractual cash flows	747,921
Obligations other than finance leases
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	14,295	30,124
Borrowings, contractual cash flows	14,609	30,794
Obligations under finance leases
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	30,339	29,909
Borrowings, contractual cash flows	31,245	30,976
Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings	33,710	28,731
Borrowings, contractual cash flows	34,181	29,155
Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	3,682	44,141
Derivative financial liabilities, contractual cash flows	224,440	889,665
Derivative financial assets, contractual cash flows	(228,672)	(902,035)
Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	19,542	60,705
Derivative financial liabilities, contractual cash flows	1,160,635	1,366,739
Derivative financial assets, contractual cash flows	(1,218,430)	(1,355,968)
Interest rate swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities		12,326
Derivative financial liabilities, contractual cash flows		4,845
Less than one year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	1,108,895	1,134,802
Accrued compensation, contractual cash flows	642,897	602,245
Clients' funds obligations, contractual cash flows	366,796	328,324
Financial liabilities, contractual cash flows	2,304,339	2,503,618
Less than one year | Senior U.S. and euro unsecured notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	116,613	354,575
Less than one year | Unsecured committed revolving credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	10,493	6,573
Less than one year | Unsecured committed term loan credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	19,677
Less than one year | Obligations other than finance leases
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	10,938	19,319
Less than one year | Obligations under finance leases
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	14,534	12,909
Less than one year | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	22,719	20,302
Less than one year | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	97,993	359,381
Derivative financial assets, contractual cash flows	(97,250)	(350,963)
Less than one year | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	91,857	353,186
Derivative financial assets, contractual cash flows	(101,823)	(338,419)
Less than one year | Interest rate swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows		1,384
Between one and two years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	0	0
Accrued compensation, contractual cash flows	0	0
Clients' funds obligations, contractual cash flows	0	0
Financial liabilities, contractual cash flows	352,232	133,471
Between one and two years | Senior U.S. and euro unsecured notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	309,780	113,955
Between one and two years | Unsecured committed revolving credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	10,493	6,591
Between one and two years | Unsecured committed term loan credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	20,346
Between one and two years | Obligations other than finance leases
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	3,102	9,393
Between one and two years | Obligations under finance leases
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	11,585	10,005
Between one and two years | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	5,652	1,613
Between one and two years | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	80,424	302,294
Derivative financial assets, contractual cash flows	(82,216)	(307,598)
Between one and two years | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	165,934	162,933
Derivative financial assets, contractual cash flows	(172,868)	(167,099)
Between one and two years | Interest rate swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows		1,384
Between two and five years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	0	0
Accrued compensation, contractual cash flows	0	0
Clients' funds obligations, contractual cash flows	0	0
Financial liabilities, contractual cash flows	2,030,791	1,024,332
Between two and five years | Senior U.S. and euro unsecured notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	998,745	814,337
Between two and five years | Unsecured committed revolving credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	357,312	209,167
Between two and five years | Unsecured committed term loan credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	707,898
Between two and five years | Obligations other than finance leases
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	569	2,082
Between two and five years | Obligations under finance leases
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	5,126	8,062
Between two and five years | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	5,219	5,826
Between two and five years | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	46,023	227,990
Derivative financial assets, contractual cash flows	(49,206)	(243,473)
Between two and five years | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	902,844	607,662
Derivative financial assets, contractual cash flows	(943,739)	(609,398)
Between two and five years | Interest rate swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows		2,077
Beyond five years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, contractual cash flows	0	0
Accrued compensation, contractual cash flows	0	0
Clients' funds obligations, contractual cash flows	0	0
Financial liabilities, contractual cash flows	591	473,855
Beyond five years | Senior U.S. and euro unsecured notes
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0	470,535
Beyond five years | Unsecured committed revolving credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0	0
Beyond five years | Unsecured committed term loan credit facility
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0
Beyond five years | Obligations other than finance leases
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0	0
Beyond five years | Obligations under finance leases
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	0	0
Beyond five years | Other long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Borrowings, contractual cash flows	591	1,414
Beyond five years | Cash flow hedges of future revenue
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	0	0
Derivative financial assets, contractual cash flows	0	0
Beyond five years | Cross-currency swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows	0	242,958
Derivative financial assets, contractual cash flows	$ 0	(241,052)
Beyond five years | Interest rate swaps
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Derivative financial liabilities, contractual cash flows		$ 0